FAIR VALUE MEASUREMENT - Assets and liabilities measured or disclosed at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Derivative assets	$ 859	$ 1,392
Cryptocurrency assets	9,581
Total Assets	10,440	1,392
Quoted prices in active markets for identical assets (Level 1)
Assets
Cryptocurrency assets	9,581
Total Assets	9,581
Significant other observable inputs (Level 2)
Assets
Derivative assets	859	1,392
Total Assets	$ 859	$ 1,392